SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contract asset	$ 4,657,799	$ 4,181,989
Other receivables	54,425	38,383
Prefunding to remittances partner	21,896,243	12,363,982
Deposits	1,438,316	3,086,382
Goods and services tax/ Value-added tax recoverable	13,842	18,049
Prepayments	503,123	332,866
Airtime stock	715,755	1,252,740
Inventory	162,227
Current tax recoverable	1,094,332	596,059
Others	1,240,134	902,829
Total	$ 31,776,196	$ 22,773,279